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                                                September 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Accession Number: 0001021408-00-002705
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Dear Sir or Madam:

Please disregard the previous filing for Accession Number:
0001021408-00-002705. The filing was in error and should have been filed under the Barr Rosenberg Variable Insurance Trust (CIK: 0001058265).